Offerings	Dec. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, and one Redeemable Warrant to purchase one-third of one Ordinary Share(2)
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 230,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Represents 23,000,000 units, including 20,000,000 units to be issued in the offering and up to 3,000,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share and one half of one warrant, each whole warrant entitling the holder to purchase one Ordinary Share.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value included as part of the Units(3)
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Represents 23,000,000 units, including 20,000,000 units to be issued in the offering and up to 3,000,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share and one half of one warrant, each whole warrant entitling the holder to purchase one Ordinary Share.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the Units(3)
Amount Registered | shares	7,666,667
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Represents 23,000,000 units, including 20,000,000 units to be issued in the offering and up to 3,000,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share and one half of one warrant, each whole warrant entitling the holder to purchase one Ordinary Share.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants included as part of the Units
Amount Registered | shares	7,666,667
Maximum Aggregate Offering Price	$ 88,166,670.50
Amount of Registration Fee	$ 12,175.82
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Represents 23,000,000 units, including 20,000,000 units to be issued in the offering and up to 3,000,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share and one half of one warrant, each whole warrant entitling the holder to purchase one Ordinary Share.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).